Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Share-based compensation expense	¥ (23,971)	$ (3,782)	¥ (50,120)	¥ (31,742)
Amortization and impairment of intangible assets	(11,647)	(1,837)	(12,427)	(13,388)
Impairment of goodwill	(25,141)	(3,966)	0	(576)
Anti-monopoly Fine			(18,228)
Income (Loss) from operations	69,638	10,985	89,678	91,430
Interest and investment income, net	(15,702)	(2,477)	72,794	72,956
Interest expense	(4,909)	(774)	(4,476)	(5,180)
Other income, net	10,523	1,660	7,582	7,439
Income tax expenses	(26,815)	(4,230)	(29,278)	(20,562)
Share of results of equity method investees	14,344	2,263	6,984	(5,733)
Net income	47,079	$ 7,427	143,284	140,350
Total segments
Adjusted EBITA	139,210		177,971	144,455
Share-based compensation expense	(22,255)		(41,660)	(27,498)
Amortization and impairment of intangible assets	(11,406)		(12,203)	(13,230)
Income (Loss) from operations	105,549		124,108	103,727
Unallocated
Adjusted EBITA	(8,813)		(7,518)	(7,319)
Share-based compensation expense	(1,716)		(8,460)	(4,244)
Amortization and impairment of intangible assets	(241)		(224)	(158)
Impairment of goodwill	(25,141)			(576)
Anti-monopoly Fine			(18,228)
Income (Loss) from operations	¥ (35,911)		¥ (34,430)	¥ (12,297)